INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM MSCI USA ETF (PBUS)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to each Fund being “non-diversified” are hereby deleted in their entirety. In addition, each Fund’s Prospectuses are revised as follows:
The following disclosure is added in the section “Summary Information – Principal Investment Strategies”:
The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.
The following disclosure is added in the section “Summary Information – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Please Retain This Supplement for Future Reference.
P-TRST2-PRO-EQI-SUP-9 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
(the “Fund”)
Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement for Future Reference.
P-TRST2-PRO-FIX-SUP-6 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
(each, a “Fund” and together, the “Funds”)
Effective immediately, each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to each Fund being “non-diversified” are hereby deleted in their entirety. In addition, PBEE’s Prospectuses are revised as follows:
The following disclosure is added in the section “Summary Information – Principal Investment Strategies”:
The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.
The following disclosure is added in the section “Summary Information – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Please Retain This Supplement for Future Reference.
P-PS-PRO-EQI-SUP-6 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
(the “Fund”)
Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement for Future Reference.
P-PS-PRO-FIX-SUP-5 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco DWA SmallCap Momentum ETF (DWAS)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Invesco S&P 500 Enhanced Value ETF (SPVU)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Invesco S&P 500® High Beta ETF (SPHB)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Invesco S&P 500® Low Volatility ETF (SPLV)
Invesco S&P 500 Minimum Variance ETF (SPMV)
Invesco S&P MidCap Low Volatility ETF (XMLV)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Invesco S&P SmallCap Quality ETF (XSHQ)
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, each of PBUS and PBSM has changed its classification from “non-diversified” to “diversified”. The disclosure in the Statement of Additional Information is updated for each Fund as follows:
The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to add the following disclosure:
Each of Invesco DWA SmallCap Momentum ETF, Invesco PureBetaSM MSCI USA ETF, Invesco PureBetaSM MSCI USA Small Cap ETF, Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P 500 Minimum Variance ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S& P SmallCap High Dividend Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco S&P SmallCap Quality ETF is classified as diversified, but may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index, and shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under such circumstances (referred to herein as the “Diversified Funds that may change to Non-Diversified”.)
In addition and accordingly, each Fund is subject to the following investment restrictions applicable to Diversified Funds that may change to Non-Diversified:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities), except as may be necessary to approximate the composition of its Underlying Index.
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except as may be necessary to approximate the composition of its Underlying Index.
Please Retain This Supplement for Future Reference.
P-PS-Trust II-SOAI-SUP-9 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
(PBND, PBDM and PBTP are each, a “Fund” and collectively, the “Funds”)
Each Fund has changed its classification from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated, effective immediately, as follows:
The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify each Fund as diversified.
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement for Future Reference.
P-PS-Trust II-SOAI-SUP-9 100920

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco DWA Developed Markets Momentum ETF (PIZ)
Invesco DWA Emerging Markets Momentum ETF (PIE)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Invesco S&P International Developed Low Volatility ETF (IDLV)
Invesco S&P International Developed Momentum ETF (IDMO)
Invesco S&P International Developed Quality ETF (IDHQ)
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, PBEE has changed its classification from “non-diversified” to “diversified”. The disclosure in the Statement of Additional Information is updated for each Fund as follows:
The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to add the following disclosure:
Each of Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF and Invesco S&P International Developed Quality ETF is classified as diversified, but may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index, and shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under such circumstances (referred to herein as the “Diversified Funds that may change to Non-Diversified”.)
In addition and accordingly, each Fund is subject to the following investment restrictions applicable to Diversified Funds that may change to Non-Diversified:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities), except as may be necessary to approximate the composition of its Underlying Index.
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except as may be necessary to approximate the composition of its Underlying Index.
Please Retain This Supplement for Future Reference.
P-PS-Trust II-SOAI-SUP-5 100920